OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 1, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Global Fund File
Nos. 002-31661; 811-01810 (the “Registrant”)

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 90 to the Registrant’s Registration

Statement on Form N-1A, which was filed electronically with the Securities and Exchange

Commission on January 26, 2012.

Sincerely,

/s/Emily Ast

Emily Ast
Assistant Vice President & Assistant Counsel

cc:     Taylor Edwards

          Gloria LaFond

          Kramer Levin Naftalis & Frankel LLP